Quarterly Holdings Report
for

Fidelity Simplicity RMD Income Fund℠

October 31, 2020

RW24-QTLY-1220
1.858587.114

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 8.9%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	10,042	$104,235
Fidelity Series Blue Chip Growth Fund (a)	10,308	165,035
Fidelity Series Commodity Strategy Fund (a)	243,992	1,029,646
Fidelity Series Growth Company Fund (a)	16,596	423,021
Fidelity Series Intrinsic Opportunities Fund (a)	27,567	432,525
Fidelity Series Large Cap Stock Fund (a)	27,249	376,036
Fidelity Series Large Cap Value Index Fund (a)	11,676	133,694
Fidelity Series Opportunistic Insights Fund (a)	10,172	213,400
Fidelity Series Small Cap Discovery Fund (a)	4,531	46,899
Fidelity Series Small Cap Opportunities Fund (a)	11,917	154,322
Fidelity Series Stock Selector Large Cap Value Fund (a)	28,897	314,693
Fidelity Series Value Discovery Fund (a)	19,385	239,990
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,519,034)		3,633,496

International Equity Funds - 12.2%
Fidelity Series Canada Fund (a)	19,995	195,354
Fidelity Series Emerging Markets Fund (a)	30,156	291,001
Fidelity Series Emerging Markets Opportunities Fund (a)	121,342	2,608,846
Fidelity Series International Growth Fund (a)	32,379	583,146
Fidelity Series International Small Cap Fund (a)	10,417	182,815
Fidelity Series International Value Fund (a)	71,045	586,123
Fidelity Series Overseas Fund (a)	54,719	581,111
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,550,970)		5,028,396

Bond Funds - 54.9%
Fidelity Series Emerging Markets Debt Fund (a)	29,977	268,893
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,909	19,093
Fidelity Series Floating Rate High Income Fund (a)	6,494	57,279
Fidelity Series High Income Fund (a)	35,148	319,491
Fidelity Series Inflation-Protected Bond Index Fund (a)	461,909	4,919,332
Fidelity Series International Credit Fund (a)	1,692	17,547
Fidelity Series Investment Grade Bond Fund (a)	1,351,752	15,829,016
Fidelity Series Long-Term Treasury Bond Index Fund (a)	92,843	926,577
Fidelity Series Real Estate Income Fund (a)	17,561	174,912
TOTAL BOND FUNDS
(Cost $21,553,709)		22,532,140

Short-Term Funds - 24.0%
Fidelity Series Government Money Market Fund 0.14% (a)(b)	8,059,780	8,059,780
Fidelity Series Short-Term Credit Fund (a)	173,488	1,773,049
TOTAL SHORT-TERM FUNDS
(Cost $9,789,904)		9,832,829
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $39,413,617)		41,026,861
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,762
NET ASSETS - 100%		$41,028,623

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$102,760	$11,010	$11,498	$--	$985	$978	$104,235
Fidelity Series Blue Chip Growth Fund	179,516	47,940	39,563	34,040	9,705	(32,563)	165,035
Fidelity Series Canada Fund	193,503	20,399	11,953	--	259	(6,854)	195,354
Fidelity Series Commodity Strategy Fund	998,565	97,996	107,798	4,225	(4,963)	45,846	1,029,646
Fidelity Series Emerging Markets Debt Fund	265,275	16,170	6,317	3,370	(380)	(5,855)	268,893
Fidelity Series Emerging Markets Debt Local Currency Fund	--	19,093	--	--	--	--	19,093
Fidelity Series Emerging Markets Fund	279,906	25,728	25,435	--	250	10,552	291,001
Fidelity Series Emerging Markets Opportunities Fund	2,551,158	226,855	271,501	--	7,784	94,550	2,608,846
Fidelity Series Floating Rate High Income Fund	54,707	3,731	1,528	672	2	367	57,279
Fidelity Series Government Money Market Fund 0.14%	7,738,767	632,936	311,923	3,678	--	--	8,059,780
Fidelity Series Growth Company Fund	411,967	47,219	63,267	--	10,368	16,734	423,021
Fidelity Series High Income Fund	310,576	19,692	7,641	4,523	249	(3,385)	319,491
Fidelity Series Inflation-Protected Bond Index Fund	4,786,140	255,461	149,251	1,009	461	26,521	4,919,332
Fidelity Series International Credit Fund	17,451	225	--	129	--	(129)	17,547
Fidelity Series International Growth Fund	583,270	46,954	49,113	--	3,479	(1,444)	583,146
Fidelity Series International Small Cap Fund	172,322	9,335	6,847	--	73	7,932	182,815
Fidelity Series International Value Fund	581,476	60,711	35,729	--	(1,888)	(18,447)	586,123
Fidelity Series Intrinsic Opportunities Fund	417,759	44,341	40,486	5,777	897	10,014	432,525
Fidelity Series Investment Grade Bond Fund	15,391,989	1,752,184	512,437	692,502	(4,160)	(798,560)	15,829,016
Fidelity Series Large Cap Stock Fund	366,267	63,781	38,192	12,889	960	(16,780)	376,036
Fidelity Series Large Cap Value Index Fund	128,091	17,940	12,680	--	65	278	133,694
Fidelity Series Long-Term Treasury Bond Index Fund	922,882	122,083	45,993	4,877	(391)	(72,004)	926,577
Fidelity Series Opportunistic Insights Fund	211,581	30,335	33,382	--	4,563	303	213,400
Fidelity Series Overseas Fund	584,417	51,253	41,085	--	1,622	(15,096)	581,111
Fidelity Series Real Estate Income Fund	166,487	12,990	4,789	3,233	(168)	392	174,912
Fidelity Series Short-Term Credit Fund	1,767,894	12,074	--	12,075	--	(6,919)	1,773,049
Fidelity Series Small Cap Discovery Fund	45,460	5,384	4,345	--	76	324	46,899
Fidelity Series Small Cap Opportunities Fund	151,571	15,779	16,548	894	329	3,191	154,322
Fidelity Series Stock Selector Large Cap Value Fund	303,844	39,883	32,075	--	(97)	3,138	314,693
Fidelity Series Value Discovery Fund	230,711	27,787	24,895	--	683	5,704	239,990
Total	$39,916,312	$3,737,269	$1,906,271	$783,893	$30,763	$(751,212)	$41,026,861

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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